Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Leases
Beginning balance	£ 4,340	£ 3,823	£ 4,393
Cash flows	(868)	(843)	(842)
Acquisition	235	1,303	219
Accretion expense	50	57	53
Ending balance	£ 3,757	£ 4,340	£ 3,823